Receivables and Other Current Assets - Schedule of Receivables and Other Current Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Sales taxes receivable	$ 28	$ 23
Other current assets (prepaid expenses and amounts receivable)	52	36
Total	$ 80	$ 59